Expense Example, No Redemption - Class C	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 10 Years
USD ($)	183	612	1,068	2,330	162	561	985	2,168